Supplementary Balance Sheet Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other:
Nontrade Receivables, Current	$ 843	$ 176
Government of Israel [Member]
Other:
Nontrade Receivables, Current	659	10
Employees [Member]
Other:
Nontrade Receivables, Current	25	8
Sundry [Member]
Other:
Nontrade Receivables, Current	$ 159	$ 158